Income Tax Credit - Additional Information (Details) - GBP (£) £ in Millions				12 Months Ended
	Apr. 01, 2020	Apr. 01, 2017	Oct. 26, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Temporary differences and cumulative carry forward tax losses for which deferred tax has not been recognized				£ 40.7	£ 32.5	£ 10.1
U.K.
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Applicable tax rate		19.00%	20.00%	19.25%	20.00%	20.25%
Scenario Forecast | U.K.
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Applicable tax rate	17.00%
Applicable tax rate initially declared	18.00%
Percentage of change in tax rate	1.00%